Share-Based Payments - Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price (Detail)	12 Months Ended
	Oct. 31, 2020 $ / shares	Oct. 31, 2019 $ / shares	Oct. 31, 2018 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding		0
Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	11,792,000	11,509,000	14,140,000
Weighted average remaining contractual life, options outstanding	4 years 9 months 25 days
Weighted average exercise price, options outstanding	$ 66.44	$ 64.35	$ 60.02
Number of stock, option exercisable	7,337,000	7,318,000
Weighted average exercise price, option exercisable	$ 61.08	$ 59.20
Employee stock options [member] | Ranges of exercise prices for outstanding share options one [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	905,000
Weighted average remaining contractual life, options outstanding	1 year 29 days
Weighted average exercise price, options outstanding	$ 49.99
Number of stock, option exercisable	905,000
Weighted average exercise price, option exercisable	$ 49.99
Employee stock options [member] | Ranges of exercise prices for outstanding share options Two [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	4,702,000
Weighted average remaining contractual life, options outstanding	2 years 8 months 23 days
Weighted average exercise price, options outstanding	$ 59.89
Number of stock, option exercisable	4,702,000
Weighted average exercise price, option exercisable	$ 59.89
Employee stock options [member] | Ranges of exercise prices for outstanding share options three [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	6,185,000
Weighted average remaining contractual life, options outstanding	6 years 11 months 15 days
Weighted average exercise price, options outstanding	$ 73.82
Number of stock, option exercisable	1,730,000
Weighted average exercise price, option exercisable	$ 70.10